Equity accounted investments (Tables)	12 Months Ended
Jun. 30, 2026
Equity accounted investments
Schedule of interest in equity accounted investments and total carrying values

	Country of		Interest	2026	2025
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	6 619	8 530
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	456	400
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	639	562
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 669	2 737
Other equity accounted investments			Various*	332	730
Carrying value of investments				10 715	12 959
*	Decrease in Other equity accounted investment relates mainly to the impairment of Central Térmica de Temane (CTT) (refer to note 8).

Summarised financial information for the Group's share of equity accounted investments which are not material

	2026	2025
for the year ended 30 June	Rm	Rm
Summarised financial information for the Group’s share of equity accounted investments which are not material*
Operating profit	192	233
Profit before tax	239	284
Taxation	(92)	(109)
Profit for the year*	147	175
Other comprehensive (loss)/income	(70)	13
*

The financial information provided represents the Group's share of the results of the equity accounted investments. The impairment of CTT is not included the results above and is separately disclosed (refer to note 8).

Schedule of capital commitments relating to equity accounted investments

	2026	2025
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained up to the reporting date. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	2 105	2 188
Authorised but not yet contracted for	1 334	491
Less: expenditure to the end of year	(1 628)	(1 731)
	1 811	948

Summarised financial information for the Group's material joint ventures

	Joint venture
	ORYX GTL Limited***
	2026	2025
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	14 217	17 784
Deferred tax asset	1 065	490
Cash and cash equivalents	1 024	861
Other current assets	6 132	6 833
Total assets	22 438	25 968
Non-current liabilities	6 320	6 602
Current liabilities	2 610	1 350
Tax payable	—	608
Total liabilities	8 930	8 560
Net assets	13 508	17 408
Summarised income statement
Turnover	8 848	14 475
Depreciation and amortisation	(3 072)	(3 316)
Other operating expenses	(6 369)	(7 728)
Operating (loss)/profit before interest and tax	(593)	3 431
Finance income	24	49
Finance cost	(325)	(189)
(Loss)/profit before tax	(894)	3 291
Taxation	(65)	(1 357)
(Loss)/profit and total comprehensive income for the year	(959)	1 934
The Group’s share of (loss)/profits of equity accounted investment	(470)	948
49% share of (loss)/profit before tax	(438)	1 613
Taxation	(32)	(665)

Reconciliation of summarised financial information
Net assets at the beginning of the year	17 408	21 181
(Loss)/earnings before tax for the year	(894)	3 291
Taxation	(65)	(1 357)
Foreign exchange differences	(1 227)	(440)
Dividends paid**	(1 714)	(5 267)
Net assets at the end of the year	13 508	17 408
Carrying value of equity accounted investment	6 619	8 530
*	Non-current assets mainly include property plant and equipment.
**	In 2026 ORYX GTL Limited declared a dividend of R1,7 billion (R5,3 billion in 2025).

***The year-end for ORYX GTL Limited is 31 December, the Group uses the financial information based on management accounts at 30 June.

Summarised financial information for the Group's material associates

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)**
	2026	2025
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	2 055	2 658
Cash and cash equivalents	866	964
Other current assets	2 814	2 219
Total assets	5 735	5 841
Non-current liabilities	561	514
Current liabilities	140	220
Tax payable	84	166
Total liabilities	785	900
Net assets	4 950	4 941
Summarised income statement
Turnover	4 372	4 777
Depreciation and amortisation	(641)	(651)
Other operating expenses	(433)	(442)
Operating profit before interest and tax	3 298	3 684
Finance income	211	231
Finance cost	(13)	(17)
Profit before tax	3 496	3 898
Taxation	(1 137)	(1 051)
Profit and total comprehensive income for the period	2 359	2 847
The Group’s share of profits of equity accounted investment
20% share of profit before tax	699	780
Taxation	(227)	(210)
	472	570
Amortisation of fair value adjustment on acquisition of investment	(70)	(70)
Share of profits of equity accounted investment	402	500
Reconciliation of summarised financial information
Net assets at the beginning of the year	4 941	5 020
Earnings before tax for the year	3 496	3 898
Taxation	(1 137)	(1 051)
Dividends paid	(2 350)	(2 926)
Net assets at the end of the year	4 950	4 941
Carrying value of equity accounted investment	2 669	2 737
Historical net asset value	990	988
Group’s share of fair value adjustment on acquisition of investment	1 679	1 749

18Equity accounted investments continued

*	Non-current assets mainly include property plant and equipment.
**	Based on management accounts.

Schedule of material related party transactions

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Transactions with joint ventures
Total sales and services rendered from subsidiaries to joint ventures	813	335	3
Total purchases by subsidiaries from joint ventures	14	10	18
Transactions with associates
Total sales and services rendered from subsidiaries to associates	2 577	2 214	2 574
Total purchases by subsidiaries from associates	3 089	3 991	4 332